Analysis of changes in financing during the year - Share capital, share premium and paid-in equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity at beginning of period	£ 39,378	£ 37,188	£ 36,496
Shares repurchased		(540)	(359)
Equity at end of period	42,613	39,378	37,188
Share capital, share premium and paid-in equity
Equity at beginning of period	15,413	14,734	15,590
Issued	1,248	1,390
Redeemed	(1,957)
Net cash flows from financing activities	(709)	1,390
Shares repurchased	(112)	(711)	(856)
Equity at end of period	£ 14,592	£ 15,413	£ 14,734